Fair Value - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended					12 Months Ended
	Sep. 25, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 29, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Maximum eligible receivables that may be sold	$ 550.0								$ 490.0
Non-cash transaction to repurchase receivables previously sold to financial institution	$ 424.8
Estimated loss on sale of accounts receivable in a fiscal year							$ 11.0
Land and Development impairments		$ 2.6	$ 1.7	$ 27.6	$ 4.0	$ 42.7	$ 31.9	$ 46.7
Consumer Packaging [Member] | Customer Relationships [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Impairment of intangible assets, finite-lived								$ 17.6